Consolidated Statements of Financial Position - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Current
Cash and cash equivalents	$ 352.9	$ 148.3
Trade and other receivables	1,063.5	1,028.0
Unbilled receivables	623.8	553.4
Contract assets	88.8	83.9
Income taxes recoverable	72.6	65.4
Prepaid expenses	53.8	48.6
Other assets	17.1	10.2
Total current assets	2,272.5	1,937.8
Non-current
Property and equipment	267.5	250.7
Lease assets	442.9	470.4
Goodwill	2,384.0	2,346.4
Intangible assets	265.7	320.4
Net employee defined benefit asset	72.3	57.4
Deferred tax assets	92.6	45.2
Other assets	279.2	224.6
Total assets	6,076.7	5,652.9
Current
Bank indebtedness	23.6	65.4
Trade and other payables	818.5	755.7
Lease liabilities	101.3	99.0
Deferred revenue	397.5	327.7
Income taxes payable	21.4	25.9
Long-term debt	146.7	52.2
Provisions	51.7	48.1
Other liabilities	55.0	36.0
Total current liabilities	1,615.7	1,410.0
Non-current
Lease liabilities	477.8	522.4
Long-term debt	982.3	1,183.6
Provisions	134.8	149.7
Net employee defined benefit liability	29.5	32.3
Deferred tax liabilities	24.4	28.2
Other liabilities	55.6	40.7
Total liabilities	3,320.1	3,366.9
Shareholders’ equity
Shareholders’ equity	2,756.6	2,286.0
Total liabilities and equity	$ 6,076.7	$ 5,652.9